Business Combination and Asset Acquisition (Tables)	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Business Combination, Recognized Asset Acquired and Liability Assumed
The following is a reconciliation of the fair value of consideration transferred in the acquisition to the fair value of the assets acquired and liabilities assumed.

($ in millions)
Cash consideration paid	$55.0
Cash paid for working capital and cash	11.8
Class A common stock at transaction close	10.5
Estimated fair value of Class A common stock contingent consideration	2.9
Total consideration	$80.2
Current assets	$31.8
Safeguarding asset for crypto	689.3
Non-current assets	0.3
Intangible assets - developed technology	5.6
Intangible assets - customer relationships	10.2
Goodwill	52.0
Current liabilities	(19.7)
Safeguarding obligation for crypto	(689.3)
Net assets acquired	$80.2